Stockholders' equity - Summary of Change in Shares of Paid-in Capital and Reconciliation of Balances (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	9,804,135,348	9,804,135,348
Shares of capital stock, ending balance	9,804,135,348	9,804,135,348	9,804,135,348
Treasury shares, beginning balance	41,678,452	58,533,585
Result of delivery of treasury shares	(17,433,727)	(16,855,133)
Treasury shares, ending balance	24,244,725	41,678,452	58,533,585
Outstanding shares	9,779,890,623	9,762,456,896	9,745,601,763
Beginning balance	R$ 97,148	R$ 97,148
Ending balance	90,729	97,148	R$ 97,148
Treasury shares, value	(907)	(1,274)
Result of delivery of treasury shares	572	567	897
Treasury shares, value	R$ (528)	R$ (907)	R$ (1,274)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,958,290,359	4,958,290,359
Shares of capital stock, ending balance	4,958,290,359	4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,845,844,989	4,845,844,989
Shares of capital stock, ending balance	4,845,844,989	4,845,844,989	4,845,844,989
Result of delivery of treasury shares	(17,433,727)	(16,855,133)
Outstanding shares	4,821,600,264	4,804,166,537	4,787,311,404
Treasury shares [member]
Disclosure of classes of share capital [line items]
Result of delivery of treasury shares	R$ 379	R$ 367	R$ 546
Brazil [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	6,749,983,938	6,596,680,748
Shares of capital stock, ending balance	6,701,805,828	6,749,983,938	6,596,680,748
Beginning balance	R$ 66,885	R$ 65,366
Ending balance	R$ 62,020	R$ 66,885	R$ 65,366
Brazil [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,929,824,281	4,931,023,416
Shares of capital stock, ending balance	4,929,997,183	4,929,824,281	4,931,023,416
Brazil [Member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	1,820,159,657	1,665,657,332
Shares of capital stock, ending balance	1,771,808,645	1,820,159,657	1,665,657,332
Foreign [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	3,054,151,410	3,207,454,600
Shares of capital stock, ending balance	3,102,329,520	3,054,151,410	3,207,454,600
Beginning balance	R$ 30,263	R$ 31,782
Ending balance	R$ 28,709	R$ 30,263	R$ 31,782
Foreign [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	28,466,078	27,266,943
Shares of capital stock, ending balance	28,293,176	28,466,078	27,266,943
Foreign [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	3,025,685,332	3,180,187,657
Shares of capital stock, ending balance	3,074,036,344	3,025,685,332	3,180,187,657